Annual Total Returns (Bar Chart) (Invesco Van Kampen Leaders Fund, Class A, Invesco Van Kampen Leaders Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Leaders Fund | Class A, Invesco Van Kampen Leaders Fund
Annual Total Returns
'07	5.23%
'08	(37.18%)
'09	28.89%
'10	11.20%